Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Details of the Purchase Price Allocation by Year of Acquisition
Details of our final purchase price allocation for the PCI acquisition are as follows:

Accounts receivable and other current assets	$68.9
Inventories	83.6
PP&E	22.8
Customer intangible assets	176.1
Other non-current assets	6.9
Goodwill	123.8
Accounts payable and accrued liabilities	(121.3)
Other current liabilities	(8.1)
Deferred income taxes and other long-term liabilities	(38.0)
$314.7